BUSINESS SEGMENTS - DOLLAR THRIFTY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.
BUSINESS SEGMENTS
Segment Information
Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental and leasing of cars, crossovers and light trucks, or "car rental," and rental of industrial, construction, material handling and other equipment, or "equipment rental." Other reconciling items include general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities. Donlen is included in the car rental reportable segment.
Adjusted pre-tax income is calculated as income (loss) before income taxes plus non-cash purchase accounting charges, non-cash debt charges relating to the amortization and write-off of debt financing costs and debt discounts and certain one-time charges and non-operational items. Adjusted pre-tax income is important to management because it allows management to assess operational performance of our business, exclusive of the items mentioned above. It also allows management to assess the performance of the entire business on the same basis as the segment measure of profitability. Management believes that it is important to investors for the same reasons it is important to management and because it allows them to assess our operational performance on the same basis that management uses internally. The contribution of our reportable segments to revenues and adjusted pre-tax income (loss) and the reconciliation to consolidated amounts are summarized below (in millions of dollars).

	Three Months Ended March 31,
	Revenues		Adjusted Pre-Tax Income (Loss)
	2013	2012	2013	2012
Car rental	$2,084.8	$1,658.2	$208.4	$91.6
Equipment rental	351.0	302.1	45.8	25.9
Total reportable segments	2,435.8	1,960.3	254.2	117.5
Other	0.7	0.6
Total	$2,436.5	$1,960.9
Adjustments:
Other reconciling items(1)			(103.2)	(81.9)
Purchase accounting(2)			(33.7)	(24.1)
Non-cash debt charges(3)			(10.0)	(18.6)
Restructuring charges			(3.7)	(6.7)
Restructuring related charges(4)			(4.2)	(3.3)
Integration expenses(5)			(10.8)	—
Acquisition related costs			(2.6)	(6.9)
Income (loss) before income taxes			$86.0	$(24.0)
_______________________________________________________

(1)	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.

(2)
Represents the purchase accounting effects of the Acquisition on our results of operations relating to increased depreciation and amortization of tangible and intangible assets and accretion of revalued workers' compensation and public liability and property damage liabilities. Also represents the purchase accounting effects of certain subsequent acquisitions on our results of operations relating to increased depreciation and amortization of tangible and intangible assets.

(3)	Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)	Primarily represents Dollar Thrifty related expenses and adjustments.
Total assets increased $797.1 million from December 31, 2012 to March 31, 2013. The increase was primarily related to an increase in our car rental and equipment rental segments' revenue earning equipment, driven by increased volumes, partly offset by a decrease in fleet receivables within our car rental segment, primarily related to the timing of purchases and sales of revenue earning equipment.

Segment Information
Our operating segments are aggregated into reportable business segments based primarily upon similar economic characteristics, products, services, customers, and delivery methods. We have identified two reportable segments: rental and leasing of cars, crossovers and light trucks, or “car rental,” and rental of industrial, construction and material handling equipment, or “equipment rental.” Other reconciling items includes general corporate assets and expenses, certain interest expense (including net interest on corporate debt), as well as other business activities, such as our third party claim management services.
Adjusted pre-tax income (loss) is the measure utilized by management in making decisions about allocating resources to segments and measuring their performance. We believe this measure best reflects the financial results from ongoing operations. Adjusted pre-tax income (loss) is calculated as income (loss) before income taxes plus other reconciling items, non-cash purchase accounting charges, non-cash debt charges and certain one-time charges and non-operational items. The contribution of our reportable segments for the years ended December 31, 2012, 2011 and 2010 is summarized below (in millions of dollars).

	Years ended December 31,
	2012	2011	2010
Revenues
Car rental	$7,633.0	$7,083.5	$6,486.2
Equipment rental	1,385.4	1,209.5	1,070.1
Other reconciling items	2.4	5.4	6.2
Total	$9,020.8	$8,298.4	$7,562.5
Adjusted pre-tax income(a)
Car rental	$1,020.1	$850.2	$641.9
Equipment rental	$227.0	$161.6	$78.0
Depreciation of revenue earning equipment and lease charges
Car rental	$1,876.1	$1,651.4	$1,594.6
Equipment rental	272.1	254.3	273.5
Total	$2,148.2	$1,905.7	$1,868.1
Depreciation of property and equipment
Car rental	$126.9	$116.1	$112.3
Equipment rental	34.1	33.7	34.3
Other reconciling items	11.6	8.2	7.4
Total	$172.6	$158.0	$154.0
Amortization of other intangible assets
Car rental	$41.7	$32.7	$30.2
Equipment rental	40.6	35.8	33.4
Other reconciling items	1.8	1.5	1.1
Total	$84.1	$70.0	$64.7
Interest expense
Car rental	$316.3	$333.1	$401.3
Equipment rental	52.0	45.3	39.4
Other reconciling items	229.5	271.9	285.8
Total	$597.8	$650.3	$726.5

	Years ended December 31,
	2012	2011	2010
Revenue earning equipment and property and equipment
Car rental
Expenditures	$9,118.3	$9,109.9	$8,430.1
Proceeds from disposals	(7,054.4)	(7,689.4)	(7,432.7)
Net expenditures	$2,063.9	$1,420.5	$997.4
Equipment rental
Expenditures	$787.6	$617.5	$186.1
Proceeds from disposals	(192.3)	(213.8)	(124.3)
Net expenditures (proceeds)	$595.3	$403.7	$61.8
Other reconciling items
Expenditures	$20.1	$8.6	$3.9
Proceeds from disposals	(16.1)	(1.0)	(0.3)
Net expenditures	$4.0	$7.6	$3.6

	As of December 31,
	2012	2011
Total assets at end of year
Car rental	$18,454.2	$13,037.9
Equipment rental	3,623.0	3,058.9
Other reconciling items	1,213.0	1,570.5
Total	$23,290.2	$17,667.3
Revenue earning equipment, net, at end of year
Car rental	$10,710.1	$8,318.7
Equipment rental	2,198.2	1,786.7
Total	$12,908.3	$10,105.4
Property and equipment, net, at end of year
Car rental	$1,111.3	$971.3
Equipment rental	235.9	203.7
Other reconciling items	89.2	76.9
Total	$1,436.4	$1,251.9
We operate in the United States and in international countries. International operations are substantially in Europe. The operations within major geographic areas are summarized below (in millions of dollars):

	Years ended December 31,
	2012	2011	2010
Revenues
United States	$6,313.4	$5,413.3	$4,993.7
International	2,707.4	2,885.1	2,568.8
Total	$9,020.8	$8,298.4	$7,562.5

	As of December 31,
	2012	2011
Total assets at end of year
United States	$18,140.9	$12,724.4
International	5,149.3	4,942.9
Total	$23,290.2	$17,667.3
Revenue earning equipment, net, at end of year
United States	$10,221.3	$7,621.2
International	2,687.0	2,484.2
Total	$12,908.3	$10,105.4
Property and equipment, net, at end of year
United States	$1,226.1	$1,036.7
International	210.3	215.2
Total	$1,436.4	$1,251.9

(a)	The following table reconciles adjusted pre-tax income to income (loss) before income taxes for the years ended December 31, 2012, 2011 and 2010 (in millions of dollars):

	Years Ended December 31,
Adjusted pre-tax income	2012	2011	2010
Car rental	$1,020.1	$850.2	$641.9
Equipment rental	227.0	161.6	78.0
Total reportable segments	1,247.1	1,011.8	719.9
Adjustments:
Other reconciling items(1)	(320.5)	(306.2)	(347.9)
Purchase accounting(2)	(109.6)	(87.6)	(90.3)
Non-cash debt charges(3)	(56.4)	(105.9)	(160.6)
Restructuring charges	(38.0)	(56.4)	(54.7)
Restructuring related charges(4)	(11.1)	(9.8)	(13.2)
Derivative gains (losses)(5)	(0.9)	0.1	(3.2)
Acquisition related costs and charges(6)	(163.7)	(18.8)	(17.7)
Management transition costs	—	(4.0)	—
Pension adjustment(7)	—	13.1	—
Premiums paid on debt(8)	—	(62.4)	—
Other(9)	(44.0)	—	—
Income before income taxes	$502.9	$373.9	$32.3
_______________________________________________________________________________

(1)	Represents general corporate expenses, certain interest expense (including net interest on corporate debt), as well as other business activities.

(2)	Represents the increase in amortization of other intangible assets, depreciation of property and equipment and accretion of revalued liabilities relating to purchase accounting.

(3)	Represents non-cash debt charges relating to the amortization and write-off of deferred debt financing costs and debt discounts.

(4)
Represents incremental costs incurred directly supporting our business transformation initiatives. Such costs include transition costs incurred in connection with our business process outsourcing arrangements and incremental costs incurred to facilitate business process re-engineering initiatives that involve significant organization redesign and extensive operational process changes.

(5)	Represents the mark-to-market adjustment on our interest rate cap.

(6)
Primarily represents Dollar Thrifty acquisition related expenses, change in control expenses, 'Day-1' compensation expenses and other adjustments related to the Dollar Thrifty acquisition, loss on the Advantage divestiture, expenses related to additional required divestitures and costs associated with the Dollar Thrifty acquisition, pre-acquisition interest and commitment fee expenses for interim financing associated with the Dollar Thrifty acquisition and a gain on the investment in Dollar Thrifty stock.

(7)
Represents a gain for the U.K. pension plan relating to unamortized prior service cost from a 2010 amendment that eliminated discretionary pension increases related to pre-1997 service primarily pertaining to inactive employees.

(8)	Represents premiums paid to redeem our 10.5% Senior Subordinated Notes and a portion of our 8.875% Senior Notes.

(9)	Primarily represents expenses related to the withdrawal from a multiemployer pension plan, litigation accrual and expenses associated with the impact of Hurricane Sandy.

15. BUSINESS SEGMENTS

        The Company's corporate operating structure is based on a functional structure and combines the management of operations and administrative functions for both the Dollar and Thrifty brands. Consistent with this structure, management makes business and operating decisions on an overall company basis.

        Included in the consolidated financial statements are the following amounts relating to geographic locations:

	Year Ended December 31,
	2011	2010	2009
	(In Thousands)
Revenues:
United States	$1,466,186	$1,455,958	$1,466,508
Foreign countries	82,742	81,202	79,741

	$1,548,928	$1,537,160	$1,546,249

Long-lived assets:
United States	$82,588	$88,433	$94,606
Foreign countries	1,690	1,795	1,592

	$84,278	$90,228	$96,198

        Revenues are attributed to geographic regions based on the location of the transaction. Long-lived assets represent property and equipment.